Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

Cash and cash equivalents consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Cash on hand	$168	$491
Deposits with banks	6,717,619	2,467,147
Cash and cash equivalents	$6,717,787	$2,467,638